Loans and Related Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,100	$ 2,402
Current	382,804	375,895
Total loans	383,904	378,297	$ 377,043
Loans Past Due Greater than 90 Days and Accruing	215	1,144
Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	528	1,056	1,464
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	776	1,198
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	109	60
Greater than 90 Days [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	215	1,144
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		21
Current	45,802	40,806
Total loans	45,802	40,827	34,171
Loans Past Due Greater than 90 Days and Accruing		6
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		15
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Greater than 90 Days [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	140,369	123,711	127,213
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28	452
Current	163	189
Total loans	191	641	834
Loans Past Due Greater than 90 Days and Accruing	28	452
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	55
Current	140,139	123,015
Total loans	140,178	123,070
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16	55
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	23
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28	452
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		514
Current	28,403	34,692
Total loans	28,403	35,206	26,672
Loans Past Due Greater than 90 Days and Accruing		508
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		508
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	146,888	154,905	164,617
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	123	138
Current	214	277
Total loans	337	415	630
Loans Past Due Greater than 90 Days and Accruing	123	138
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	838	1,194
Current	145,713	153,296
Total loans	146,551	154,490
Loans Past Due Greater than 90 Days and Accruing	64	40
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	694	1,097
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	80	57
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	123	138
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days [Member] | Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	64	40
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,044	13,616
Total loans	13,044	13,616	17,524
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	72	28
Current	9,326	10,004
Total loans	9,398	10,032	$ 6,846
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	66	25
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6	$ 3